Hedging activities - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about hedges [line items]
Entity hedge ratio	1
Net gains recognized in other comprehensive income from cash flow hedges	€ 3,000,000	€ 125,000,000	€ 25,000,000
Borrowings	11,907,000,000	13,140,000,000
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	(146,000,000)	15,000,000
Commodity contracts
Disclosure of detailed information about hedges [line items]
Notional amount of non-designated hedging instrument	29,000,000	59,000,000
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	5,199,000,000	4,221,000,000	4,383,000,000
Cash flow hedges | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	2,079,000,000	2,225,000,000	396,000,000
Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	1,165,000,000	166,000,000	€ 0
Borrowings	1,019,000,000	173,000,000
Net investment hedges
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Deal contingent forwards | Cash flow hedges | Coca-Cola Amatil Limited
Disclosure of detailed information about hedges [line items]
Amounts removed from equity and included in carrying amount of non-financial asset (liability) whose acquisition or incurrence was hedged highly probable forecast transaction, net of tax	84,000,000
Foreign currency contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	1,700,000,000	1,100,000,000
Commodity contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	€ 1,400,000,000	900,000,000
Deal contingent foreign currency forwards | Cash flow hedges | Coca-Cola Amatil Limited
Disclosure of detailed information about hedges [line items]
Notional amount		€ 5,600,000,000